Share-based payments - Management board and employees Options and RSUs grants awarded and exercises (Details) - 3 months ended Mar. 31, 2021	USD ($) tranche $ / shares shares	USD ($) tranche € / shares shares
2019 Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value of RSUs granted | $ / shares	$ 12.05
Weighted average fair value of share options granted | $ / shares	$ 7.36
2019 Plan | Vesting in three tranches
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of tranches | tranche	3	3
Vesting term	3 years	3 years
2019 Plan | Vesting in four tranches
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of tranches | tranche	4	4
Vesting term	4 years	4 years
2019 Plan | Management
Disclosure of terms and conditions of share-based payment arrangement [line items]
RSUs granted	59,488	59,488
Number of options granted	15,000	15,000
2019 Plan | RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
RSUs granted	59,488	59,488
RSUs vested and are exercisable	588,988	588,988
No of RSUs exercised during the period	164,931	164,931
2019 Plan | RSUs | Vesting in three tranches
Disclosure of terms and conditions of share-based payment arrangement [line items]
RSUs vested and are exercisable	30,000	30,000
2019 Plan | RSUs | Vesting in four tranches
Disclosure of terms and conditions of share-based payment arrangement [line items]
RSUs vested and are exercisable	29,488	29,488
2019 Plan | RSUs | Management board and employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
No of RSUs exercised during the period	164,931	164,931
Weighted average share price of RSUs exercised during the period | $ / shares	$ 12.04
2019 Plan | Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted	15,000	15,000
Trading days	20 days	20 days
Exercise price | $ / shares	$ 12.52
Vested as of March 31 | shares	75,757	75,757
Equity share option 2017 (Equity settled)
Disclosure of terms and conditions of share-based payment arrangement [line items]
No of options exercised during the period	140,169	140,169
Weighted average share price of options exercised during the period | $ / shares	$ 11.67
Equity share option 2017 (Equity settled) | Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vested as of March 31 | shares	408,836	408,836
No of options exercised during the period	140,169	140,169
Weighted average share price of options exercised during the period | € / shares		€ 0.12